Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	12 Months Ended
Aug. 31, 2015
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

Note 12 – Warrants

Under the private placements, the Company issued 600,000 units of securities for total cash proceeds of $150,000.  One private placement of 200,000 units of securities consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.50 and expired March 31, 2014. The other private placement of 400,000 units of securities consisted of one (1) share of common stock, par value $0.0001 per share and two (2) common stock purchase warrants with an exercise price of $0.40 and expired July 31, 2015.

During the fiscal year ended August 31, 2014, the Company entered into four private placement agreements for total cash proceeds of $250,000.  The private placements of 5,000,000 units consist of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.30 and expiring January 31, 2016.  The Company also issued 1,000,000 warrants to an investor in consideration of a loan for $50,000.  These warrants had an exercise price of $0.18 that expired on March 20, 2015.

The following table is a summary of information about the warrants outstanding at August 31, 2015:

Shares Underlying Warrants Outstanding

Range of Exercise Price	Shares Underlying \Warrants Outstanding	Weighted Average Remaining Contractual Life	Weighted Average
Exercise Price
$0.40 $0.18 - $0.30	800,000 Shares \ 800,000 Warrants 6,000,000 Shares \ 6,000,000 Warrants	0 .73 years 1.27 years	$0.32 $0.28

The following table is a summary of activity of outstanding stock warrants for the years ended August 31, 2015:

	Number of Warrants	Weighted Average Exercise Price
Balance, August 31, 2014	6,800,000	0.29
Warrants expired	(1,800,000)	0.59
Warrants cancelled	-	-
Warrants Granted	-	-
Warrants exercised	-	-
Balance, August 31,2015	5,000,000	0.30